RBC BlueBay Core Plus Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RBC BlueBay Core Plus Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.16%	5.97%	9.62%	(13.91%)